Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Allowance for doubtful accounts and sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 72,783	¥ 86,598	¥ 75,513
Additions charged to costs and expenses		33,667	56,687	60,252
Deductions	[1]	(50,858)	(66,443)	(51,211)
Other	[2]	(2,442)	(4,059)	2,044
Balance at end of period		53,150	72,783	86,598
Valuation allowance - Deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		1,055,858	1,077,622	1,027,530
Additions charged to costs and expenses		149,697	154,171	137,039
Deductions		(154,210)	(116,277)	(80,541)
Other	[3]	619	(59,658)	(6,406)
Balance at end of period		¥ 1,051,964	¥ 1,055,858	¥ 1,077,622

[1]	Reversal including amounts written off.
[2]	Translation adjustment.
[3]	Translation adjustment and the effect of changes in statutory tax rate.